TAXES ON INCOME (Schedule of Reconciliation of Tax Provisions to the Domestic and Effective Tax Rate) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Income before Income Taxes	$ 2,525	$ 5,267	$ 5,279
Statutory tax rate in Israel	26.50%	25.00%	25.00%
Theoretical taxes on income	669	1,317	1,320
Increase (decrease) in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate	457	453	434
Reduced tax rate on income derived from "Preferred Enterprises" plans	156	(255)	(143)
Change in enacted tax rates		34
Exempt income			(4)
Valuation allowance	(100)	294	499
Tax in respect of prior years	(44)	(342)	(83)
Permanent differences	222	(460)	67
Taxes on income as reported in the statements of income	$ 1,360	$ 1,041	$ 2,090